Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable [Abstract]
Summary of taxes payable

	2022	2021
Taxes on revenues	275	1,425
Income taxes	445	2,112
Other taxes payable	158	352
Taxes payable	878	3,889